21. Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 313,967	R$ 287,797	R$ 258,401
Social security liabilities
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	82,434	85,586
Social security liabilities | Taxes and social contribution
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	49,748	50,016
Social security liabilities | Social security charges on paid vacation and 13th salary
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	32,686	35,570
Labor liabilities
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	231,533	202,211
Labor liabilities | Payroll, net
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	1,796	835
Labor liabilities | Vacation
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	106,450	111,021
Labor liabilities | Profit sharing
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	68,817	64,814
Labor liabilities | Voluntary termination
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	38,642	25,532
Labor liabilities | Profit sharing
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 15,828	R$ 9